UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21423
The Gabelli Dividend & Income Trust
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Dividend & Income Trust

First Quarter Report
March 31, 2009
To Our Shareholders,
     The Gabelli Dividend & Income Trust’s (the “Fund”) net asset value (“NAV”) total return was (18.6)% during the first quarter of 2009, compared with declines of 11.0% and 12.4% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was (15.8)% during the first quarter. On March 31, 2009, the Fund’s NAV per share was $10.00, while the price of the publicly traded shares closed at $8.35 on the New York Stock Exchange.
     Enclosed is the investment portfolio as of March 31, 2009.
Comparative Results
Average Annual Returns through March 31, 2009 (a)

					Since
					Inception
	Quarter	1 Year	3 Year	5 Year	(11/28/03)
Gabelli Dividend & Income Trust
NAV Total Return (b)	(18.64)%	(46.98)%	(16.71)%	(5.96)%	(5.14)%
Investment Total Return (c)	(15.80)	(47.66)	(16.02)	(8.29)	(8.23)
S&P 500 Index	(10.98)	(38.06)	(13.05)	(4.76)	(3.24)
Dow Jones Industrial Average	(12.41)	(35.90)	(9.52)	(3.61)	(2.21)
Nasdaq Composite Index	(3.07)	(32.93)	(13.23)	(5.18)	(4.55)

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 93.1%
	Aerospace — 1.2%
55,000	Boeing Co.	$1,956,900
10,000	Goodrich Corp.	378,900
55,000	Kaman Corp.	689,700
160,000	Rockwell Automation Inc.	3,494,400
2,000,000	Rolls-Royce Group plc†	8,436,883

		14,956,783

	Agriculture — 0.3%
130,000	Archer-Daniels-Midland Co.	3,611,400

	Automotive — 0.1%
4,000	Copart Inc.†	118,640
370,000	General Motors Corp.	717,800
20,000	Navistar International Corp.†	669,200

		1,505,640

	Automotive: Parts and Accessories — 0.9%
386,000	Genuine Parts Co.	11,525,960

	Building and Construction — 0.0%
16,000	Layne Christensen Co.†	257,120

	Business Services — 0.8%
195,000	Diebold Inc.	4,163,250
120,000	Intermec Inc.†	1,248,000
40,000	Lender Processing Services Inc.	1,224,400
20,000	MasterCard Inc., Cl. A	3,349,600
27,000	PHH Corp.†	379,350
260,000	Trans-Lux Corp.† (a)	57,200

		10,421,800

	Cable and Satellite — 2.4%
670,000	Cablevision Systems Corp., Cl. A	8,669,800
16,000	Cogeco Inc.	305,203
230,000	DISH Network Corp., Cl. A†	2,555,300
46,000	EchoStar Corp., Cl. A†	682,180
81,734	Liberty Global Inc., Cl. A†	1,190,047
34,318	Liberty Global Inc., Cl. C†	484,913
180,000	Rogers Communications Inc., Cl. B	4,109,400
520,000	The DIRECTV Group Inc.†	11,850,800
46,019	Time Warner Cable Inc.	1,141,259
30,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	159,831
7,042	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA, ADR	37,492

		31,186,225

	Communications Equipment — 0.1%
30,000	Thomas & Betts Corp.†	750,600

	Computer Hardware — 0.0%
30,000	SanDisk Corp.†	379,500

	Computer Software and Services — 0.4%
2,000	i2 Technologies Inc.†	15,800
170,000	Metavante Technologies Inc.†	3,393,200
30,000	Microsoft Corp.	551,100
100,000	Yahoo! Inc.†	1,281,000

		5,241,100

	Consumer Products — 3.3%
191,000	Alberto-Culver Co.	4,318,510
25,000	Altria Group Inc.	400,500
70,000	Avon Products Inc.	1,346,100
370,000	Eastman Kodak Co.	1,406,000
90,000	Fortune Brands Inc.	2,209,500
45,000	Hanesbrands Inc.†	430,650
90,000	Harman International Industries Inc.	1,217,700
3,000	Heelys Inc.	5,130
170,000	Kimberly-Clark Corp.	7,838,700
50,000	Mattel Inc.	576,500
25,000	Philip Morris International Inc.	889,500
1,020,000	Swedish Match AB	14,767,501
160,000	The Procter & Gamble Co.	7,534,400

		42,940,691

	Diversified Industrial — 3.1%
148,000	Bouygues SA	5,293,369
208,000	Cooper Industries Ltd., Cl. A	5,378,880
600,000	General Electric Co.	6,066,000
280,000	Honeywell International Inc.	7,800,800
95,000	ITT Corp.	3,654,650
130,000	Owens-Illinois Inc.†	1,877,200
3,000	Pentair Inc.	65,010
300,000	Textron Inc.	1,722,000
1,000,000	Tomkins plc	1,739,748
230,000	Tyco International Ltd.	4,498,800
220,000	WHX Corp.†	1,474,000

		39,570,457

	Electronics — 1.3%
1,000,000	Intel Corp.	15,050,000
190,000	Tyco Electronics Ltd.	2,097,600

		17,147,600

See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Electric — 5.8%
30,000	Allegheny Energy Inc.	$695,100
85,000	ALLETE Inc.	2,268,650
250,000	American Electric Power Co. Inc.	6,315,000
720	Brookfield Infrastructure Partners LP	9,519
15,000	CMS Energy Corp.	177,600
410,000	DPL Inc.	9,241,400
20,000	Edison International	576,200
270,000	Electric Power Development Co. Ltd.	7,964,843
220,000	FPL Group Inc.	11,160,600
804,698	Great Plains Energy Inc.	10,839,282
370,000	Integrys Energy Group Inc.	9,634,800
120,000	Pepco Holdings Inc.	1,497,600
230,000	Pinnacle West Capital Corp.	6,108,800
100,000	The Southern Co.	3,062,000
225,000	Unisource Energy Corp.	6,342,750

		75,894,144

	Energy and Utilities: Integrated — 11.2%
12,000	Alliant Energy Corp.	296,280
140,000	Ameren Corp.	3,246,600
50,000	Avista Corp.	689,000
20,000	Black Hills Corp.	357,800
40,000	CH Energy Group Inc.	1,876,000
108,000	Chubu Electric Power Co. Inc.	2,367,632
150,000	CONSOL Energy Inc.	3,786,000
205,000	Consolidated Edison Inc.	8,120,050
67,000	Dominion Resources Inc.	2,076,330
200,000	Duke Energy Corp.	2,864,000
430,000	Edison SpA	465,895
600,000	El Paso Corp.	3,750,000
110,000	Endesa SA	2,057,741
300,000	Enel SpA	1,439,874
22,000	Exelon Corp.	998,580
162,000	FirstEnergy Corp.	6,253,200
140,000	Hawaiian Electric Industries Inc.	1,923,600
250,000	Hera SpA	411,535
121,500	Hokkaido Electric Power Co. Inc.	2,430,368
121,500	Hokuriku Electric Power Co.	2,909,077
10,000	Iberdrola SA	70,150
102,000	Iberdrola SA, ADR	2,861,100
85,000	Korea Electric Power Corp., ADR†	777,750
121,500	Kyushu Electric Power Co. Inc.	2,712,684
22,000	Maine & Maritimes Corp.	770,000
80,000	MGE Energy Inc.	2,509,600
35,102	National Grid plc, ADR	1,356,341
255,000	NiSource Inc.	2,499,000
570,000	NSTAR	18,171,600
440,000	OGE Energy Corp.	10,480,800
30,000	Ormat Technologies Inc.	823,800
320,000	Progress Energy Inc.	11,603,200
300,000	Public Service Enterprise Group Inc.	8,841,000
121,500	Shikoku Electric Power Co. Inc.	3,234,354
15,000	TECO Energy Inc.	167,250
121,500	The Chugoku Electric Power Co. Inc.	2,626,762
45,000	The Empire District Electric Co.	649,800
121,500	The Kansai Electric Power Co. Inc.	2,626,762
108,000	The Tokyo Electric Power Co. Inc.	2,684,043
121,500	Tohoku Electric Power Co. Inc.	2,657,448
205,000	Vectren Corp.	4,323,450
470,000	Westar Energy Inc.	8,239,100
85,000	Wisconsin Energy Corp.	3,499,450
200,000	Xcel Energy Inc.	3,726,000

		146,231,006

	Energy and Utilities: Natural Gas — 4.0%
8,000	AGL Resources Inc.	212,240
50,000	Atmos Energy Corp.	1,156,000
22,000	Delta Natural Gas Co. Inc.	471,020
6,000	Energen Corp.	174,780
4,767	GDF Suez	163,720
160,356	GDF Suez, Strips	213
20,000	Kinder Morgan Energy Partners LP	934,400
350,000	National Fuel Gas Co.	10,734,500
210,000	Nicor Inc.	6,978,300
220,000	ONEOK Inc.	4,978,600
190,000	Sempra Energy	8,785,600
35,000	South Jersey Industries Inc.	1,225,000
140,000	Southern Union Co.	2,130,800
190,000	Southwest Gas Corp.	4,003,300
620,000	Spectra Energy Corp.	8,766,800
45,000	The Laclede Group Inc.	1,754,100

		52,469,373

	Energy and Utilities: Oil — 11.7%
42,000	Anadarko Petroleum Corp.	1,633,380
39,000	Apache Corp.	2,499,510
45,000	BG Group plc, ADR	3,388,050
160,000	BP plc, ADR	6,416,000
85,000	Chesapeake Energy Corp.	1,450,100
243,000	Chevron Corp.	16,339,320
1,000	Cimarex Energy Co.	18,380
330,000	ConocoPhillips	12,922,800
78,000	Devon Energy Corp.	3,485,820
170,000	Eni SpA, ADR	6,514,400
210,000	Exxon Mobil Corp.	14,301,000
30,000	Hess Corp.	1,626,000
475,000	Marathon Oil Corp.	12,487,750
140,000	Murphy Oil Corp.	6,267,800
See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
1,000	Niko Resources Ltd.	$46,542
295,000	Occidental Petroleum Corp.	16,416,750
20,000	PetroChina Co. Ltd., ADR	1,594,000
98,000	Petroleo Brasileiro SA, ADR	2,986,060
270,000	Repsol YPF SA, ADR	4,614,300
200,000	Royal Dutch Shell plc, Cl. A, ADR	8,860,000
845,000	StatoilHydro ASA, ADR	14,736,800
180,000	Sunoco Inc.	4,766,400
190,000	Total SA, ADR	9,321,400

		152,692,562

	Energy and Utilities: Services — 3.0%
220,000	ABB Ltd., ADR	3,066,800
20,000	Baker Hughes Inc.	571,000
80,000	Cameron International Corp.†	1,754,400
110,000	Diamond Offshore Drilling Inc.	6,914,600
10,000	Exterran Holdings Inc.†	160,200
620,000	Halliburton Co.	9,591,400
5,000	Nabors Industries Ltd.†	49,950
10,000	Noble Corp.	240,900
38,000	Oceaneering International Inc.†	1,401,060
220,000	Rowan Companies Inc.	2,633,400
120,000	Schlumberger Ltd.	4,874,400
46,000	Transocean Ltd.†	2,706,640
440,000	Weatherford International Ltd.†	4,870,800

		38,835,550

	Energy and Utilities: Water — 1.0%
11,000	American States Water Co.	399,520
340,000	American Water Works Co. Inc.	6,541,600
63,333	Aqua America Inc.	1,266,660
6,000	Artesian Resources Corp., Cl. A	84,120
3,000	California Water Service Group	125,580
11,500	Connecticut Water Service Inc.	233,220
2,000	Consolidated Water Co. Ltd.	21,700
6,000	Middlesex Water Co.	86,400
60,000	Pennichuck Corp.	1,227,000
82,000	SJW Corp.	2,085,260
16,800	Southwest Water Co.	72,240
8	Suez SA, Strips† (d)	0
27,818	United Utilities Group plc, ADR	383,889
9,000	York Water Co.	111,240

		12,638,429

	Entertainment — 0.9%
8,000	Grupo Televisa SA, ADR	109,120
350,000	Take-Two Interactive Software Inc.	2,922,500
183,333	Time Warner Inc.	3,538,333
200,000	Vivendi	5,294,485

		11,864,438

	Environmental Services — 0.7%
1,000	Hyflux Ltd.	1,085
1,250	Suez Environnement SA†	18,393
12,375	Veolia Environnement	258,460
360,000	Waste Management Inc.	9,216,000

		9,493,938

	Equipment and Supplies — 1.1%
95,000	CIRCOR International Inc.	2,139,400
30,000	Lufkin Industries Inc.	1,136,400
60,000	Mueller Industries Inc.	1,301,400
420,000	RPC Inc.	2,784,600
242,000	Tenaris SA, ADR	4,881,140
550,000	Xerox Corp.	2,502,500

		14,745,440

	Financial Services — 11.3%
170,000	Aflac Inc.	3,291,200
320,000	AllianceBernstein Holding LP	4,710,400
440,000	American Express Co.	5,997,200
80,000	Astoria Financial Corp.	735,200
950,560	Bank of America Corp.	6,482,819
28,000	BlackRock Inc.	3,641,120
140,000	Capital One Financial Corp.	1,713,600
20,000	CME Group Inc.	4,927,800
107,000	Deutsche Bank AG	4,349,550
595,000	Discover Financial Services	3,754,450
78,909	Fidelity National Financial Inc., Cl. A	1,539,515
86,496	Fidelity National Information Services Inc.	1,574,227
70,000	Flushing Financial Corp.	421,400
155,000	HSBC Holdings plc, ADR	4,374,100
90,000	Hudson City Bancorp Inc.	1,052,100
125,000	Invesco Ltd.	1,732,500
500,000	JPMorgan Chase & Co.	13,290,000
205,000	Legg Mason Inc.	3,259,500
40,000	M&T Bank Corp.	1,809,600
120,000	Marshall & Ilsley Corp.	675,600
175,000	Moody’s Corp.	4,011,000
100,000	National Australia Bank Ltd., ADR	1,405,000
See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
300,000	New York Community Bancorp Inc.	$3,351,000
270,000	NewAlliance Bancshares Inc.	3,169,800
225,000	PNC Financial Services Group Inc.	6,590,250
310,000	SLM Corp.†	1,534,500
190,000	State Street Corp.	5,848,200
95,050	Sterling Bancorp	940,995
132,000	T. Rowe Price Group Inc.	3,809,520
105,000	The Allstate Corp.	2,010,750
450,000	The Bank of New York Mellon Corp.	12,712,500
60,000	The Blackstone Group LP	435,000
290,000	The Travelers Companies Inc.	11,785,600
72,522	Valley National Bancorp	897,097
450,000	Waddell & Reed Financial Inc., Cl. A	8,131,500
65,000	Webster Financial Corp.	276,250
609,775	Wells Fargo & Co.	8,683,196
19,260	Willis Group Holdings Ltd.	423,720
182,000	Wilmington Trust Corp.	1,763,580

		147,111,339

	Food and Beverage — 10.3%
250,000	Cadbury plc, ADR	7,575,000
80,000	Campbell Soup Co.	2,188,800
200,000	China Mengniu Dairy Co. Ltd.	279,720
230,000	ConAgra Foods Inc.	3,880,100
970,000	Davide Campari-Milano SpA	6,160,203
300,000	Dr. Pepper Snapple Group Inc.†	5,073,000
300,000	General Mills Inc.	14,964,000
270,000	Groupe Danone	13,150,783
90,000	H.J. Heinz Co.	2,975,400
210,000	ITO EN Ltd.	2,556,448
50,000	ITO EN Ltd., Preference	433,904
1,000	Kellogg Co.	36,630
240,000	Kikkoman Corp.	1,993,029
400,000	Kraft Foods Inc., Cl. A	8,916,000
150,000	Morinaga Milk Industry Co. Ltd.	447,037
210,000	Nissin Foods Holdings Co. Ltd.	6,152,447
500,000	Parmalat SpA	1,030,332
339,450	Parmalat SpA, GDR (b)(c)	699,029
300,000	PepsiAmericas Inc.	5,175,000
66,000	Pernod-Ricard SA	3,680,697
17,000	Remy Cointreau SA	403,165
1,326,000	Sara Lee Corp.	10,714,080
300,000	The Coca-Cola Co.	13,185,000
404,000	The Hershey Co.	14,039,000
450,000	YAKULT HONSHA Co. Ltd.	7,973,936

		133,682,740

	Health Care — 3.9%
249,000	Boston Scientific Corp.†	1,979,550
115,000	Bristol-Myers Squibb Co.	2,520,800
50,000	Covidien Ltd.	1,662,000
150,000	Eli Lilly & Co.	5,011,500
6,000	Fresenius Kabi Pharmaceuticals Holding Inc., CVR†	2,220
100,000	IMS Health Inc.	1,247,000
50,000	Johnson & Johnson	2,630,000
10,000	Mead Johnson Nutrition Co., Cl. A†	288,700
170,000	Merck & Co. Inc.	4,547,500
100,000	Owens & Minor Inc.	3,313,000
385,000	Pfizer Inc.	5,243,700
26,000	Schiff Nutrition International Inc.†	117,000
30,000	St. Jude Medical Inc.†	1,089,900
420,000	Wyeth	18,076,800
75,000	Zimmer Holdings Inc.†	2,737,500

		50,467,170

	Hotels and Gaming — 0.2%
110,000	Boyd Gaming Corp.	410,300
690,000	Ladbrokes plc	1,814,253
60,000	Las Vegas Sands Corp.†	180,600
90,000	Pinnacle Entertainment Inc.†	633,600

		3,038,753

	Machinery — 0.4%
220,000	CNH Global NV	2,283,600
70,000	Deere & Co.	2,300,900

		4,584,500

	Manufactured Housing and Recreational Vehicles — 0.0%
17,000	Skyline Corp.	323,170

	Metals and Mining — 0.8%
10,000	Agnico-Eagle Mines Ltd.	569,200
325,000	Alcoa Inc.	2,385,500
10,000	Alliance Holdings GP LP	160,700
13,000	Alpha Natural Resources Inc.†	230,750
17,000	Arch Coal Inc.	227,290
8,000	BHP Billiton Ltd., ADR	356,800
130,000	Freeport-McMoRan Copper & Gold Inc.	4,954,300
10,000	Massey Energy Co.	101,200
25,000	Peabody Energy Corp.	626,000
5,000	Rio Tinto plc, ADR	670,300
3,000	Westmoreland Coal Co.†	21,510

		10,303,550

See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

Shares/		Market
Units		Value
	COMMON STOCKS (Continued)
	Paper and Forest Products — 0.2%
415,000	International Paper Co.	$2,921,600

	Publishing — 0.3%
50,000	Idearc Inc.†	1,800
1,704,944	Il Sole 24 Ore	4,088,676

		4,090,476

	Real Estate — 0.0%
18,000	Brookfield Asset Management Inc., Cl. A	248,040

	Retail — 2.6%
215,000	CVS Caremark Corp.	5,910,350
142,000	Ingles Markets Inc., Cl. A	2,120,060
30,000	Macy’s Inc.	267,000
410,000	Safeway Inc.	8,277,900
15,000	Saks Inc.†	28,050
310,000	Sally Beauty Holdings Inc.†	1,760,800
85,000	SUPERVALU Inc.	1,213,800
170,000	The Great Atlantic & Pacific Tea Co. Inc.†	902,700
35,000	Wal-Mart Stores Inc.	1,823,500
385,000	Walgreen Co.	9,994,600
80,000	Whole Foods Market Inc.	1,344,000

		33,642,760

	Specialty Chemicals — 2.1%
5,000	Arkema, ADR	79,000
120,000	Ashland Inc.	1,239,600
170,000	E. I. du Pont de Nemours and Co.	3,796,100
400,000	Ferro Corp.	572,000
15,000	NOVA Chemicals Corp.	86,400
100,000	Olin Corp.	1,427,000
230,000	Rohm and Haas Co.	18,133,200
220,000	The Dow Chemical Co.	1,854,600

		27,187,900

	Telecommunications — 6.9%
585,000	AT&T Inc.	14,742,000
260,000	BCE Inc.	5,174,000
15,000	Belgacom SA	470,326
45,000	Bell Aliant Regional Communications Income Fund (b)(d)	860,168
71,000	BT Group plc, ADR	793,070
30,000	CenturyTel Inc.	843,600
650,000	Deutsche Telekom AG, ADR	8,027,500
55,000	France Telecom SA, ADR	1,246,300
31,700	Hellenic Telecommunications Organization SA	473,392

		Market
Shares		Value
219,800	Hellenic Telecommunications Organization SA, ADR	$1,674,876
215,000	Portugal Telecom SGPS SA	1,665,338
230,000	Qwest Communications International Inc.	786,600
1,600,000	Sprint Nextel Corp.†	5,712,000
20,000	Telecom Corp. of New Zealand Ltd., ADR	130,200
130,000	Telecom Italia SpA, ADR	1,662,700
15,000	Telefonica SA, ADR	894,300
190,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	2,857,600
38,000	Telephone & Data Systems Inc.	1,007,380
100,000	Telephone & Data Systems Inc., Special	2,365,000
196,000	Telmex Internacional SAB de CV, ADR	1,797,320
130,000	Telstra Corp. Ltd., ADR	1,445,600
76,100	TELUS Corp., Non-Voting	2,005,996
1,000,000	Verizon Communications Inc.	30,200,000
170,000	Vodafone Group plc, ADR	2,961,400

		89,796,666

	Transportation — 0.5%
3,000	Frontline Ltd.	52,170
250,000	GATX Corp.	5,057,500
24,000	Golden Ocean Group Ltd.	14,643
27,000	Kansas City Southern†	343,170
3,000	Ship Finance International Ltd.	19,680
22,000	Teekay Corp.	313,060

		5,800,223

	Wireless Communications — 0.3%
5,000	Crown Castle International Corp.†	102,050
111,030	United States Cellular Corp.†	3,701,740
40,000	Vimpel-Communications, ADR	261,600

		4,065,390

	TOTAL COMMON STOCKS	1,211,624,033

	CONVERTIBLE PREFERRED STOCKS — 0.9%
	Agriculture — 0.0%
10,500	Archer-Daniels-Midland Co., 6.250% Cv. Pfd.	385,665

	Broadcasting — 0.0%
20,800	Emmis Communications Corp., 6.250% Cv. Pfd., Ser. A	28,912

See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

		Market
Shares		Value
	CONVERTIBLE PREFERRED STOCKS (Continued)
	Building and Construction — 0.0%
200	Fleetwood Capital Trust, 6.000% Cv. Pfd.	$52

	Diversified Industrial — 0.0%
27,000	Smurfit-Stone Container Corp., 7.000% Cv. Pfd., Ser. A	12,690

	Energy and Utilities — 0.3%
5,000	Chesapeake Energy Corp., 5.000% Cv. Pfd. (b)	283,750
129,000	El Paso Energy Capital Trust I, 4.750% Cv. Pfd.	3,225,000

		3,508,750

	Financial Services — 0.1%
1,500	Doral Financial Corp., 4.750% Cv. Pfd.	3,000
98,000	Newell Financial Trust I, 5.250% Cv. Pfd.	1,843,625

		1,846,625

	Health Care — 0.0%
4,000	Omnicare Capital Trust II, 4.000% Cv. Pfd., Ser. B	134,940

	Telecommunications — 0.5%
55,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	1,477,850
105,000	Crown Castle International Corp., 6.250% Cv. Pfd.	4,567,500

		6,045,350

	Transportation — 0.0%
1,500	GATX Corp., $2.50 Cv. Pfd.	449,055

	TOTAL CONVERTIBLE PREFERRED STOCKS	12,412,039

	WARRANTS — 0.0%
	Food and Beverage — 0.0%
650	Parmalat SpA, GDR, expire 12/31/15† (b)(c)(d)	263

Principal		Market
Amount		Value
	CONVERTIBLE CORPORATE BONDS — 1.3%
	Automotive: Parts and Accessories — 0.0%
$500,000	Standard Motor Products Inc., Sub. Deb. Cv., 6.750%, 07/15/09	$363,750

	Broadcasting — 0.3%
10,000,000	Sinclair Broadcast Group Inc., Sub. Deb. Cv., 6.000%, 09/15/12	3,150,000

	Communications Equipment — 0.8%
10,000,000	Agere Systems Inc., Sub. Deb. Cv., 6.500%, 12/15/09	10,087,500

	Real Estate — 0.0%
1,100,000	Palm Harbor Homes Inc., Cv., 3.250%, 05/15/24	276,375

	Retail — 0.2%
5,300,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	2,994,500

	TOTAL CONVERTIBLE CORPORATE BONDS	16,872,125

	U.S. GOVERNMENT OBLIGATIONS — 4.7%
	U.S. Treasury Bills — 4.1%
52,710,000	U.S. Treasury Bills, 0.081% to 0.396%††, 04/02/09 to 09/24/09	52,681,868

	U.S. Treasury Cash Management Bills — 0.6%
7,914,000	U.S. Treasury Cash Management Bills, 0.112% to 0.223%††, 04/29/09 to 06/24/09	7,912,850

	TOTAL U.S. GOVERNMENT OBLIGATIONS	60,594,718

TOTAL INVESTMENTS — 100.0% (Cost $1,817,810,690)		$1,301,503,178

	Aggregate book cost	$1,817,810,690

	Gross unrealized appreciation	$60,252,104
	Gross unrealized depreciation	(576,559,616)

	Net unrealized appreciation/(depreciation)	$(516,307,512)

See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the market value of Rule 144A securities amounted to $1,843,210 or 0.14% of total investments. Except as noted in (c), these securities are liquid.

(c)	At March 31, 2009, the Fund held investments in restricted and illiquid securities amounting to $699,292 or 0.05% of total investments, which were valued under methods approved by the Board of Trustees as follows:

				03/31/09
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit
339,450	Parmalat SpA, GDR	12/02/03	$981,615	$2.0593
650	Parmalat SpA, GDR warrants expire 12/31/15	11/09/05	—	0.4046

(d)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2009, the market value of fair valued securities amounted to $860,431 or 0.07% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

CVR	Contingent Value Right

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	79.5%	$1,034,257,406
Europe	14.2	185,508,643
Japan	4.0	51,770,773
Latin America	1.8	23,942,861
Asia/Pacific	0.5	6,023,495

Total Investments	100.0%	$1,301,503,178

See accompanying notes to schedule of investments.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

	Investments in	Other Financial Instruments	Other Financial Instruments
	Securities	(Unrealized	(Unrealized
	(Market Value)	Appreciation)*	Depreciation)*
Valuation Inputs	Assets	Assets	Liabilities
Level 1 – Quoted Prices	$1,223,539,653	—	—
Level 2 – Other Significant Observable Inputs	77,963,525	$11,873	$(2,883,265)

Total	$1,301,503,178	$11,873	$(2,883,265)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation on the investment.
There were no Level 3 investments held at December 31, 2008 or March 31, 2009.
Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” clarifies the financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. As of March 31, 2009, the Fund did not hold any significant investments in derivatives.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
2. Swap Agreements. The Fund may enter into equity, contract for difference, and interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Swap agreements may involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the “counterparty”) periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on Series B Preferred Shares. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred share dividends when due in accordance with the Statement of Preferences even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time a swap or a cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.
The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement the Fund receives a variable rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at March 31, 2009 are as follows:

Notional		Floating Rate*	Termination	Net Unrealized
Amount	Fixed Rate	(rate reset monthly)	Date	Depreciation
$100,000,000	4.01%	0.49688%	06/02/10	$(2,903,251)

*	Based on LIBOR (London Interbank Offered Rate).
Effective March 16, 2008, Bear, Stearns International Limited entered into a Guaranty Agreement with JPMorgan Chase & Co., whereby JPMorgan Chase & Co. unconditionally guaranteed the due and punctual payment of certain liabilities of Bear, Stearns International Limited, including the current liabilities of Bear, Stearns International Limited to the Fund. As of March 31, 2009, the Fund held a contract for difference swap with Bear, Stearns International Limited which is covered by the JPMorgan Chase & Co. Guaranty Agreement as of the date of the report. Details of the swap at March 31, 2009 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
	Market Value Appreciation on:	Overnight LIBOR plus 75 bps plus Market Value Depreciation on:
$1,516,297 (204,800 Shares)	Cadbury plc	Cadbury plc	03/11/10	$31,849
3. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $22,445,283, which are available to reduce future required distributions of net capital gains to shareholders through 2016.
Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended December 31, 2008, the Fund deferred capital losses of $2,960,639.

TRUSTEES AND OFFICERS
THE GABELLI DIVIDEND & INCOME TRUST
One Corporate Center, Rye, NY 10580-1422
Trustees
Mario J. Gabelli, CFA
     Chairman & Chief Executive Officer,
     GAMCO Investors, Inc.
Anthony J. Colavita
     Attorney-at-Law,
     Anthony J. Colavita, P.C.
James P. Conn
     Former Managing Director &
     Chief Investment Officer,
     Financial Security Assurance Holdings Ltd.
Mario d’Urso
     Former Italian Senator
Frank J. Fahrenkopf, Jr.
     President & Chief Executive Officer,
     American Gaming Association
Michael J. Melarkey
     Attorney-at-Law,
     Avansino, Melarkey, Knobel & Mulligan
Salvatore M. Salibello
     Certified Public Accountant,
     Salibello & Broder, LLP
Edward T. Tokar
     Senior Managing Director,
     Beacon Trust Company
Anthonie C. van Ekris
     Chairman, BALMAC International, Inc.
Salvatore J. Zizza
     Chairman, Zizza & Co., Ltd.
Officers
Bruce N. Alpert
     President
Carter W. Austin
     Vice President
Peter D. Goldstein
     Chief Compliance Officer
Agnes Mullady
     Treasurer & Secretary
Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
Custodian
State Street Bank and Trust Company
Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Transfer Agent and Registrar
Computershare Trust Company, N.A.
Stock Exchange Listing

		5.875%	6.00%
	Common	Preferred	Preferred
NYSE-Symbol:	GDV	GDV PrA	GDV PrD
Shares Outstanding:	83,503,637	3,068,813	2,543,402

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST One Corporate Center Rye, NY 10580-1422 (914) 921-5070 www.gabelli.com First Quarter Report March 31, 2009 GDV 1Q/2009

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 5/30/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 5/30/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/30/09

*	Print the name and title of each signing officer under his or her signature.